Property Plant and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 12 - Property, Plant and Equipment

Note 12 - Property, Plant and Equipment

Land, roads and buildings	Installations and equipment	Dikes and evaporating ponds	Heavy mechanical equipment	Furniture, vehicles and equipment	Plants under construction and spare parts for installations (1)	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2017	763	5,408	1,715	149	244	879	9,158
Additions	42	302	140	7	13	(14)	490
Disposals	(6)	(28)	-	(12)	(17)	-	(63)
Translation differences	49	136	33	7	9	35	269
Reclassification to assets held for sale	(4)	(30)	-	(1)	(7)	(2)	(44)
Balance as at December 31, 2017	844	5,788	1,888	150	242	898	9,810
Accumulated depreciation
Balance as at January 1, 2017	409	3,232	944	83	181	-	4,849
Depreciation for the year	23	227	84	7	14	-	355
Disposals	(4)	(23)	-	(12)	(17)	-	(56)
Impairment	-	13	-	-	-	-	13
Translation differences	24	85	25	7	6	-	147
Reclassification to assets held for sale	(1)	(14)	-	(1)	(3)	-	(19)
Balance as at December 31, 2017	451	3,520	1,053	84	181	-	5,289
Depreciated balance as at December 31, 2017	393	2,268	835	66	61	898	4,521

(1) The additions for the year are presented net of items the construction of which were completed and accordingly were recorded in other categories in the “property, plant and equipment” section.

Note 12 - Property, Plant and Equipment (cont’d)

Land, roads and buildings	Installations and equipment	Dikes and evaporating ponds	Heavy mechanical equipment	Furniture, vehicles and equipment	Plants under construction and spare parts for installations (1)	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2016	760	5,038	1,634	157	235	976	8,800
Additions	24	488	89	2	19	(83)	539
Disposals	(4)	(49)	-	(10)	(10)	-	(73)
Translation differences	(17)	(72)	(8)	-	(2)	(14)	(113)
Reclassification from assets held for sale	-	3	-	-	2	-	5
Balance as at December 31, 2016	763	5,408	1,715	149	244	879	9,158
Accumulated depreciation
Balance as at January 1, 2016	396	3,085	848	84	175	-	4,588
Depreciation for the year	22	218	102	8	15	-	365
Disposals	(2)	(41)	-	(9)	(8)	-	(60)
Impairment	-	5	-	-	-	-	5
Translation differences	(7)	(35)	(6)	-	(1)	-	(49)
Balance as at December 31, 2016	409	3,232	944	83	181	-	4,849
Depreciated balance as at December 31, 2016	354	2,176	771	66	63	879	4,309

(1) The additions for the year are presented net of items the construction of which were completed and accordingly were recorded in other categories in the “property, plant and equipment” section.